UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                  11/9/99
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $ 127,983
                                         (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

































Name of Issuer    Title     CUSIP        Value      Shares        Invsmnt Discret    Other            Voting Authority
                 Of Class               (x1000)                      Sole   Shared   Mgrs       Sole   Shared   None

America Online     COM    02364J104      1,595       15,329         15,329                     15,329
American Intl Gro  COM    026874107      4,966       57,116         57,116                     57,116
Amresco Inc.       COM    031909104         63       20,915         20,915                     20,915
At Home            COM    045919107        508       12,264         12,264                     12,264
Bank of New York   COM    064057102      3,045       91,075         91,075                     91,075
Bell Atlantic Cor  COM    077853109        204        3,028          3,028                      3,028
Berk Hath Cl B     CL B   084670207      1,284          692            692                        692
Bristol-Myers Squ  COM    110122108      2,946       43,639         43,639                     43,639
Broadcom Corp CL   CL A   111320107      3,904       35,815         35,815                     35,815
Capital One Fin.   COM    14040H105      2,331       59,770         59,770                     59,770
Carnival Corp      COM    143658102        442       10,160         10,160                     10,160
Cisco Systems      COM    17275R102     15,453      225,388        225,388                    225,388
Coca Cola          COM    191216100        641       13,278         13,278                     13,278
Cree Research      COM    225447101      1,899       55,960         55,960                     55,960
Dell Computer      COM    247025109      4,314      103,163        103,163                    103,163
EMC Corp           COM    268648102     10,424      146,051        146,051                    146,051
Exxon              COM    302290101        439        5,775          5,775                      5,775
General Electric   COM    369604103      1,911       16,120         16,120                     16,120
Gillette           COM    375766102        392       11,540         11,540                     11,540
Intel Corp         COM    458140100      1,815       24,425         24,425                     24,425
Johnson & Johnson  COM    478160104      3,241       35,275         35,275                     35,275
Lexmark Intl Grp   CL A   529771107        407        5,050          5,050                      5,050
Lucent Technologi  COM    549463107      5,982       92,213         92,213                     92,213
MBNA Corp          COM    55262L100        435       19,072         19,072                     19,072
MCI Worldcom Inc   COM    55268B106      1,741       24,218         24,218                     24,218
McDonalds          COM    580135101      1,177       27,216         27,216                     27,216
Medimune Inc       COM    584699102      3,286       32,978         32,978                     32,978
Microsoft          COM    594918104     10,466      115,571        115,571                    115,571
S & P Midcap 400 UNIT SER 595635103        305        4,245          4,245                      4,245
Polycom, Inc.      COM    73172K104      1,947       40,850         40,850                     40,850
Qlogic CP          COM    747277101      4,391       62,896         62,896                     62,896
Qwest Communicati  COM    749121109      2,502       84,620         84,620                     84,620
Schering Plough    COM    806605101        513       11,760         11,760                     11,760
Charles Schwab &   COM    808513105        634       18,958         18,958                     18,958
Siebel Systems     COM    826170102      3,404       51,090         51,090                     51,090
State Street Corp  COM    857477103      2,259       34,955         34,955                     34,955
Sun Microsystems   COM    866810104      8,953       96,271         96,271                     96,271
TMP Worldwide Inc  COM    872941109      1,769       29,065         29,065                     29,065
Texas Instruments  COM    882508104        839       10,200         10,200                     10,200
Tyco Labs          COM    902124106      7,491       72,550         72,550                     72,550
Vitesse Semi. Co.  COM    928497106      3,054       35,766         35,766                     35,766
Warner-Lambert Co  COM    934488107      3,448       51,941         51,941                     51,941
Yahoo! Inc         COM    984332106      1,166        6,494          6,494                      6,494

TOTALS                                 127,983    1,914,757      1,914,757                  1,914,757